UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE LOSS ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫) ₫ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 VND (₫) ₫ / shares shares
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE LOSS
Net loss for the period	₫ (38,035,374)	$ (1,518,256,985)	₫ (33,508,194)
Other comprehensive loss
Exchange differences on translation of foreign operations	(266,913)	(10,654,359)	(78,343)
Net other comprehensive loss that will be reclassified to profit or loss in subsequent periods	(266,913)	(10,654,359)	(78,343)
Total comprehensive loss for the period, net of tax	(38,302,287)	(1,528,911,344)	(33,586,537)
Net loss attributable to non-controlling interests	(47,497)	(1,895,936)	(45,686)
Comprehensive loss attributable to controlling interest	₫ (38,254,790)	$ (1,527,015,408)	₫ (33,540,851)
Net loss per share attributable to ordinary shareholders
Basic (amount per share) | (per share)	₫ (16,242)	$ (0.65)	₫ (14,312)
Diluted (amount per share) | (per share)	₫ (16,242)	$ (0.65)	₫ (14,312)
Weighted average number of shares used in loss per share computation
Basic (in shares)	2,338,812,617	2,338,812,617	2,338,072,572
Diluted (in shares)	2,338,812,617	2,338,812,617	2,338,072,572